Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

29.Share-based compensation

(a)	2010 Share Option Plan

Prior to the merger as discussed in Note 5.1 to the consolidated financial statements, iClick operated the 2010 Share Option Plan which provides for the grant of incentive share options to employees, officers, directors or consultants. The Company’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

The following table summarizes the share option activities for the years ended December 31, 2023, 2024 and 2025:

		Weighted	Weighted	Weighted
		average	average	average	Aggregate
	Number of	exercise	grant date	remaining	intrinsic
	share	price	fair value	contractual	value
	options	US$	US$	life years	US$’000
At January 1, 2023	274,830	12.92	N/A	2.69	17
Forfeited	(780)	5.37	N/A	N/A	N/A
At December 31, 2023	274,050	12.95	N/A	1.69	16
Vested and expected to vest at December 31, 2023	272,612	4.33	15.38	1.69	16
Exercisable to vest at December 31, 2023	273,940	4.39	15.35	1.69	16

At January 1, 2024	274,050	12.95	N/A	1.69	16
Exercised	(23,545)	0.32	N/A	N/A	N/A
Forfeited	(152,650)	5.35	N/A	N/A	N/A
At December 31, 2024	97,855	27.92	N/A	0.70	22
Vested and expected to vest at December 31, 2024	85,195	3.35	16.04	0.64	22
Exercisable to vest at December 31, 2024	97,855	3.88	15.70	0.71	22

At January 1, 2025	97,855	27.92	N/A	0.70	22
Exercised	(10,500)	1.61	N/A	N/A	N/A
Forfeited	(85,905)	4.04	N/A	N/A	N/A
At December 31, 2025	1,450	10.26	N/A	1.14	—
Vested and expected to vest at December 31, 2025	1,450	10.26	11.60	1.14	—
Exercisable to vest at December 31, 2025	1,450	10.26	11.60	1.14	—

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. There were no grants or modification of share options during the years ended December 31, 2023, 2024 and 2025.

(b)	Post-IPO Share Incentive Plan

The Post-IPO Share Incentive Plan was approved by the then board of directors of iClick prior to the merger transaction. iClick’s Post-IPO Share Incentive Plan provides for the grant of incentive share options and RSUs to the selected employees, officers, directors or consultants. The board of directors of the Company administers the share incentive plan, selects the individuals to whom options and RSUs will be granted, determines the number of options and RSUs to be granted, and the term and exercise price of each option and RSU.

29.Share-based compensation (Continued)

(b)	Post-IPO Share Incentive Plan (Continued)

The following table summarizes the activity of the service-based RSUs for the years ended December 31, 2023, 2024 and 2025:

		Weighted average
		grant date fair value
	Number of RSUs	US$
At January 1, 2023	110,463	18.26
Granted (with a vesting period of 0 to 4 years)	762,510	0.73
Vested	(208,558)	5.32
Forfeited/expired	(3,875)	24.25
At December 31, 2023	660,540	2.07
Expected to vest at December 31, 2023	639,362	1.12

At January 1, 2024	660,540	2.07
Granted (with a vesting period of 0 to 4 years)	357,500	0.34
Vested	(914,999)	0.96
Forfeited/expired	(6,207)	18.24
At December 31, 2024	96,834	5.11
Expected to vest at December 31, 2024	79,325	0.76

At January 1, 2025	96,834	5.11
Vested	(30,547)	0.43
Forfeited/expired	(36,259)	11.99
At December 31, 2025	30,028	1.36
Expected to vest at December 31, 2025	30,028	1.36

The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company.

(c)	Post-merger Share Incentive Plan

Followed the completion of the merger transaction, the Company reserved certain ordinary shares to be issued to any qualified employees who contributed to the major milestone of the Company.

Amber International’s board of directors administers the share incentive plan, selects the individuals to whom RSUs will be granted, determines the number of RSUs to be granted, and the term of each RSU.

29.Share-based compensation (Continued)

(c)	Post-merger Share Incentive Plan (Continued)

The following table summarizes the activity of the service-based RSUs for the year ended December 31, 2025:

		Weighted average
		grant date fair value
	Number of RSUs	US$
At January 1, 2025	—	—
Granted (with a vesting period of 0 to 4 years)	1,089,875	0.60
Vested	(868,062)	0.66
At December 31, 2025	221,813	0.35
Expected to vest at December 31, 2025	221,813	0.35

The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company.

(d)	Total share-based compensation costs

Total share-based compensation costs recognized for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
Sales and marketing	—	—	12
General and administrative	—	—	579
	—	—	591